As filed with the Securities and Exchange Commission on April 20, 2011

Securities Act File No. 333-167481
Investment Company Act File No. 811-22428
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 3	X

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 5	X

(Check appropriate box or boxes.)

CUSHING MLP FUNDS TRUST
(Exact Name of Registrant as Specified in Agreement and Declaration of Trust)

8117 Preston Road, Suite 440
Dallas, Texas 75225
(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (214) 692-6334

Jerry V. Swank Cushing MLP Asset Management, LP 8117 Preston Road, Suite 440 Dallas, Texas 75225 (Name and Address of Agent for Service)	Copies to: Thomas A. DeCapo, Esq. Skadden, Arps, Slate, Meagher & Flom LLP One Beacon Street Boston, Massachusetts 02108

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 3 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A and B from the Trust’s Post-Effective Amendment No. 1 on Form N-1A filed on March 30, 2011, and Part C from the Trust’s Post-Effective Amendment No. 2 filed on April 1, 2011.  This PEA No. 3 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA Amendment No. 1 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 3 to its Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, the State of Texas, on this 20th day of April, 2011.

By: /s/ Jerry V. Swank Jerry V. Swank Chief Executive Officer and Trustee

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities set forth below on the 20th day of April, 2011.

Principal Executive Officer:
/s/ Jerry V. Swank Jerry V. Swank	Chief Executive Officer and Trustee
Principal Financial Officer:
/s/ John H. Alban John H. Alban	Chief Financial Officer and Treasurer

Trustees:
*/s/ Brian R. Bruce Brian R. Bruce	Trustee

*/s/ Edward N. McMillan Edward N. McMillan	Trustee

*/s/ Ronald P. Trout Ronald P. Trout	Trustee

* Signed by Daniel L. Spears pursuant to a power of attorney previously filed with the Registrant’s Registration Statement on October 20, 2010.

/s/ Daniel L. Spears Daniel L. Spears Attorney-In-Fact April 20, 2011

EXHIBIT INDEX

Exhibit No.	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase